Submission		6 Months Ended
	Aug. 06, 2025	Jun. 30, 2025
Submission [Line Items]
Central Index Key		0001865107
Registrant Name	a.k.a. Brands Holding Corp.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A